Quarterly Holdings Report
for
Fidelity® New Markets Income Fund
September 30, 2025
NMI-NPRT3-1125
1.808781.121
Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
BRAZIL - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Vale SA Series A6, 1.9554% (b) (Cost $6,699,478)	1,125,500	7,549,504

Fixed-Income Funds - 1.0%
	Shares	Value ($)
iShares JP Morgan USD Emerging Markets Bond ETF (c) (Cost $47,926,418)	525,100	49,984,269

Foreign Government and Government Agency Obligations - 55.8%
		Principal Amount (a)	Value ($)
ALBANIA - 0.0%
Republic of Albania 4.75% 2/14/2035 (d)	EUR	4,855,000	5,739,665
ANGOLA - 1.7%
Angola Republic 8% 11/26/2029 (e)		10,895,000	10,586,672
Angola Republic 8.25% 5/9/2028 (e)		26,255,000	26,306,197
Angola Republic 8.75% 4/14/2032 (e)		11,505,000	10,980,142
Angola Republic 9.125% 11/26/2049 (e)		7,695,000	6,440,714
Angola Republic 9.375% 5/8/2048 (e)		21,145,000	18,073,689
Angola Republic 9.5% 11/12/2025 (e)		16,180,000	16,180,000
TOTAL ANGOLA			88,567,414
ARGENTINA - 2.1%
Argentine Republic 0.75% 7/9/2030 (f)		52,438,778	35,422,395
Argentine Republic 1% 7/9/2029		13,949,598	10,099,509
Argentine Republic 4.125% 7/9/2035 (f)		78,135,665	40,943,088
Argentine Republic 5% 1/9/2038 (f)		46,294,088	25,994,130
TOTAL ARGENTINA			112,459,122
ARMENIA - 0.4%
Republic of Armenia 3.6% 2/2/2031 (e)		14,165,000	12,741,418
Republic of Armenia 6.75% 3/12/2035 (e)		9,085,000	9,272,378
TOTAL ARMENIA			22,013,796
BAHRAIN - 0.3%
Bahrain Kingdom 5.625% 5/18/2034 (e)		10,220,000	9,908,290
Bahrain Kingdom 7.5% 2/12/2036 (e)		3,705,000	4,052,344
TOTAL BAHRAIN			13,960,634
BENIN - 0.3%
Republic of Benin 7.96% 2/13/2038 (e)		10,725,000	10,954,622
Republic of Benin 8.375% 1/23/2041 (e)		3,550,000	3,709,750
TOTAL BENIN			14,664,372
BERMUDA - 0.2%
Bermuda Government International Bond 2.375% 8/20/2030 (e)		5,325,000	4,831,106
Bermuda Government International Bond 3.375% 8/20/2050 (e)		5,015,000	3,523,038
Bermuda Government International Bond 5% 7/15/2032 (e)		3,830,000	3,928,163
TOTAL BERMUDA			12,282,307
BRAZIL - 1.6%
Federative Republic of Brazil 12.25% 3/6/2030		13,317,000	17,289,062
Federative Republic of Brazil 3.875% 6/12/2030		4,830,000	4,627,140
Federative Republic of Brazil 4.75% 1/14/2050		9,500,000	7,096,500
Federative Republic of Brazil 5% 1/27/2045		23,550,000	19,146,150
Federative Republic of Brazil 5.625% 2/21/2047		1,900,000	1,626,874
Federative Republic of Brazil 7.125% 1/20/2037		10,860,000	11,943,285
Federative Republic of Brazil 7.250% 1/12/2056		7,350,000	7,436,363
Federative Republic of Brazil 8.25% 1/20/2034		11,336,000	13,251,784
TOTAL BRAZIL			82,417,158
CHILE - 1.3%
Chilean Republic 2.45% 1/31/2031		30,240,000	27,397,440
Chilean Republic 3.1% 1/22/2061		23,465,000	14,552,524
Chilean Republic 3.5% 1/31/2034		7,100,000	6,510,700
Chilean Republic 4% 1/31/2052		3,960,000	3,121,470
Chilean Republic 4.34% 3/7/2042		5,555,000	4,916,175
Chilean Republic 5.33% 1/5/2054		9,740,000	9,459,975
TOTAL CHILE			65,958,284
COLOMBIA - 2.8%
Colombian Republic 3% 1/30/2030		24,145,000	21,841,567
Colombian Republic 3.125% 4/15/2031		24,300,000	21,141,000
Colombian Republic 3.875% 2/15/2061		6,730,000	4,113,713
Colombian Republic 4.125% 5/15/2051		6,805,000	4,424,951
Colombian Republic 5% 6/15/2045		34,505,000	25,921,881
Colombian Republic 5.2% 5/15/2049		20,620,000	15,501,085
Colombian Republic 5.625% 2/26/2044		11,500,000	9,441,500
Colombian Republic 6.125% 1/18/2041		6,410,000	5,741,758
Colombian Republic 7.375% 4/25/2030		4,800,000	5,131,200
Colombian Republic 7.375% 9/18/2037		3,680,000	3,793,012
Colombian Republic 7.5% 2/2/2034		4,055,000	4,278,025
Colombian Republic 8% 11/14/2035		5,970,000	6,413,273
Colombian Republic 8% 4/20/2033		4,165,000	4,539,850
Colombian Republic 8.5% 4/25/2035		7,630,000	8,434,965
Colombian Republic 8.75% 11/14/2053		5,645,000	6,199,621
TOTAL COLOMBIA			146,917,401
COSTA RICA - 1.2%
Republic of Costa Rica 5.625% 4/30/2043 (e)		15,058,000	14,042,714
Republic of Costa Rica 6.125% 2/19/2031 (e)		19,190,000	19,995,980
Republic of Costa Rica 6.55% 4/3/2034 (e)		10,190,000	10,964,440
Republic of Costa Rica 7% 4/4/2044 (e)		4,575,000	4,873,519
Republic of Costa Rica 7.3% 11/13/2054 (e)		10,200,000	11,169,000
TOTAL COSTA RICA			61,045,653
COTE D'IVOIRE - 0.9%
Republic of Cote d'Ivoire 6.125% 6/15/2033 (e)		12,360,000	11,837,790
Republic of Cote d'Ivoire 6.375% 3/3/2028 (e)		8,149,000	8,266,346
Republic of Cote d'Ivoire 7.625% 1/30/2033 (e)		12,005,000	12,485,200
Republic of Cote d'Ivoire 8.075% 4/1/2036 (e)		5,550,000	5,738,700
Republic of Cote d'Ivoire 8.25% 1/30/2037 (e)		7,215,000	7,509,588
TOTAL COTE D'IVOIRE			45,837,624
DOMINICAN REPUBLIC - 3.0%
Dominican Republic 4.5% 1/30/2030 (e)		17,850,000	17,475,150
Dominican Republic 4.875% 9/23/2032 (e)		10,930,000	10,470,940
Dominican Republic 5.3% 1/21/2041 (e)		6,000,000	5,423,250
Dominican Republic 5.875% 1/30/2060 (e)		22,430,000	19,982,326
Dominican Republic 5.95% 1/25/2027 (e)		10,954,000	11,147,119
Dominican Republic 6% 7/19/2028 (e)		17,451,000	18,044,334
Dominican Republic 6.4% 6/5/2049 (e)		6,013,000	5,948,360
Dominican Republic 6.5% 2/15/2048 (e)		2,590,000	2,585,468
Dominican Republic 6.6% 6/1/2036 (e)		4,104,000	4,300,992
Dominican Republic 6.85% 1/27/2045 (e)		19,929,000	20,671,355
Dominican Republic 7.05% 2/3/2031 (e)		12,605,000	13,594,493
Dominican Republic 7.15% 2/24/2055 (e)		7,380,000	7,878,150
Dominican Republic 7.45% 4/30/2044 (e)		20,824,000	22,916,812
TOTAL DOMINICAN REPUBLIC			160,438,749
ECUADOR - 1.5%
Republic of Ecuador 5% 7/31/2040 (e)(f)		12,750,000	8,414,999
Republic of Ecuador 6.9% 7/31/2030 (e)(f)		38,567,847	34,191,955
Republic of Ecuador 6.9% 7/31/2035 (e)(f)		48,400,000	36,070,139
TOTAL ECUADOR			78,677,093
EGYPT - 2.8%
Arab Republic of Egypt 6.375% 4/11/2031 (e)	EUR	6,575,000	7,382,968
Arab Republic of Egypt 7.0529% 1/15/2032 (e)		7,990,000	7,697,886
Arab Republic of Egypt 7.3% 9/30/2033 (e)		7,750,000	7,343,125
Arab Republic of Egypt 7.5% 1/31/2027 (e)		17,344,000	17,560,800
Arab Republic of Egypt 7.5% 2/16/2061 (e)		24,425,000	19,124,775
Arab Republic of Egypt 7.6003% 3/1/2029 (e)		9,839,000	10,163,687
Arab Republic of Egypt 7.903% 2/21/2048 (e)		17,090,000	14,163,338
Arab Republic of Egypt 8.5% 1/31/2047 (e)		34,441,000	30,265,029
Arab Republic of Egypt 8.7002% 3/1/2049 (e)		15,240,000	13,544,550
Arab Republic of Egypt 9.45% 2/4/2033 (e)		2,300,000	2,454,537
Arab Republic of Egypt Treasury Bills 0% 11/18/2025 (g)	EGP	107,000,000	2,149,726
Arab Republic of Egypt Treasury Bills 0% 11/25/2025 (g)	EGP	259,675,000	5,217,351
Arab Republic of Egypt Treasury Bills 0% 2/17/2026 (g)	EGP	332,900,000	6,310,560
Egyptian Financial Co for Sovereign Taskeek/The 7.95% 10/7/2032 (e)		3,760,000	3,760,000
TOTAL EGYPT			147,138,332
EL SALVADOR - 0.8%
El Salvador Republic 0.25% 4/17/2030 (e)		5,455,000	117,283
El Salvador Republic 7.1246% 1/20/2050 (e)		8,578,000	7,394,236
El Salvador Republic 7.625% 2/1/2041 (e)		11,695,000	11,176,093
El Salvador Republic 7.65% 6/15/2035 (e)		11,205,000	11,385,120
El Salvador Republic 9.25% 4/17/2030 (e)		5,455,000	5,940,495
El Salvador Republic 9.65% 11/21/2054 (e)		3,465,000	3,728,340
TOTAL EL SALVADOR			39,741,567
GABON - 0.3%
Gabonese Republic 6.625% 2/6/2031 (e)		6,715,000	5,414,976
Gabonese Republic 7% 11/24/2031 (e)		10,200,000	8,156,838
TOTAL GABON			13,571,814
GEORGIA - 0.2%
Georgia Republic 2.75% 4/22/2026 (e)		9,785,000	9,541,308
GHANA - 0.6%
Ghana Republic 0% 1/3/2030 (e)(g)		2,015,018	1,717,803
Ghana Republic 0% 7/3/2026 (e)(g)		999,150	964,180
Ghana Republic 5% 7/3/2029 (e)(f)		17,822,155	17,332,046
Ghana Republic 5% 7/3/2035 (e)(f)		14,506,529	12,149,218
TOTAL GHANA			32,163,247
GUATEMALA - 1.4%
Republic of Guatemala 3.7% 10/7/2033 (e)		2,500,000	2,220,000
Republic of Guatemala 4.9% 6/1/2030 (e)		2,500,000	2,487,500
Republic of Guatemala 5.25% 8/10/2029 (e)		9,000,000	9,079,875
Republic of Guatemala 5.375% 4/24/2032 (e)		5,270,000	5,301,620
Republic of Guatemala 6.125% 6/1/2050 (e)		14,765,000	14,307,285
Republic of Guatemala 6.25% 8/15/2036 (e)		13,465,000	13,909,345
Republic of Guatemala 6.55% 2/6/2037 (e)		6,200,000	6,539,078
Republic of Guatemala 6.6% 6/13/2036 (e)		13,040,000	13,809,360
Republic of Guatemala 6.875% 8/15/2055 (e)		5,795,000	6,071,711
TOTAL GUATEMALA			73,725,774
HUNGARY - 1.4%
Hungary Government 2.125% 9/22/2031 (e)		13,890,000	11,923,130
Hungary Government 3.125% 9/21/2051 (e)		19,355,000	12,211,070
Hungary Government 5.25% 6/16/2029 (e)		6,100,000	6,226,575
Hungary Government 5.5% 3/26/2036 (e)		10,290,000	10,364,088
Hungary Government 5.5% 6/16/2034 (e)		7,895,000	8,026,254
Hungary Government 6.75% 9/25/2052 (e)		12,980,000	13,992,440
Hungary Government 7% 10/24/2035	HUF	2,016,570,000	6,130,204
Hungary Government 7.625% 3/29/2041		5,500,000	6,520,250
TOTAL HUNGARY			75,394,011
INDONESIA - 1.6%
Indonesia Government 5.125% 1/15/2045 (e)		12,522,000	12,346,692
Indonesia Government 6.625% 2/17/2037 (e)		18,536,000	21,024,458
Indonesia Government 7.75% 1/17/2038 (e)		21,772,000	26,866,648
Indonesia Government 8.5% 10/12/2035 (e)		19,301,000	24,630,585
TOTAL INDONESIA			84,868,383
JAMAICA - 0.1%
Jamaican Government 7.875% 7/28/2045		7,490,000	9,025,450
JORDAN - 0.5%
Jordan Government 7.375% 10/10/2047 (e)		11,275,000	10,803,565
Jordan Government 7.5% 1/13/2029 (e)		6,610,000	6,882,398
Jordan Government 7.75% 1/15/2028 (e)		7,605,000	7,944,867
TOTAL JORDAN			25,630,830
KENYA - 0.7%
Republic of Kenya 6.3% 1/23/2034 (e)		15,455,000	13,581,081
Republic of Kenya 7.25% 2/28/2028 (e)		4,015,000	4,123,894
Republic of Kenya 8% 5/22/2032 (e)		4,815,000	4,778,262
Republic of Kenya 9.5% 3/5/2036 (e)		1,600,000	1,637,680
Republic of Kenya 9.75% 2/16/2031 (e)		10,905,000	11,638,907
TOTAL KENYA			35,759,824
LEBANON - 0.5%
Lebanon Republic 5.8% (d)(h)		8,540,000	1,887,340
Lebanon Republic 6% (d)(h)		5,256,000	1,161,576
Lebanon Republic 6.1% (d)(h)		37,296,000	8,242,416
Lebanon Republic 6.2% (d)(h)		5,669,000	1,252,849
Lebanon Republic 6.375% (d)(h)		35,061,000	7,783,542
Lebanon Republic 6.65% (d)(h)		3,000,000	663,000
Lebanon Republic 6.75% (d)(h)		3,000,000	663,000
Lebanon Republic 8.25% (d)(h)		15,320,000	3,408,700
TOTAL LEBANON			25,062,423
MEXICO - 2.1%
United Mexican States 3.25% 4/16/2030		23,060,000	21,768,640
United Mexican States 4.35% 1/15/2047		5,360,000	4,143,279
United Mexican States 4.75% 4/27/2032		5,375,000	5,265,458
United Mexican States 5.375% 3/22/2033		6,990,000	6,983,010
United Mexican States 5.75% 10/12/2110		8,780,000	7,524,460
United Mexican States 6.05% 1/11/2040		35,198,000	35,484,160
United Mexican States 6.338% 5/4/2053		5,935,000	5,772,440
United Mexican States 6.35% 2/9/2035		9,065,000	9,586,238
United Mexican States 6.875% 5/13/2037		4,855,000	5,240,972
United Mexican States 7.375% 5/13/2055		8,925,000	9,821,963
TOTAL MEXICO			111,590,620
MONGOLIA - 0.2%
Mongolia Government 3.5% 7/7/2027 (e)		2,675,000	2,572,013
Mongolia Government 6.625% 2/25/2030 (e)		7,365,000	7,481,919
Mongolia Government 7.875% 6/5/2029 (e)		1,970,000	2,090,662
TOTAL MONGOLIA			12,144,594
MONTENEGRO - 0.5%
Republic of Montenegro 4.875% 4/1/2032 (e)	EUR	3,765,000	4,427,194
Republic of Montenegro 7.25% 3/12/2031 (e)		18,750,000	19,918,500
TOTAL MONTENEGRO			24,345,694
MOROCCO - 0.2%
Moroccan Kingdom 6.5% 9/8/2033 (e)		9,915,000	10,894,106
NIGERIA - 2.4%
Republic of Nigeria 0% 10/7/2025 (g)	NGN	11,518,630,000	7,739,325
Republic of Nigeria 6.125% 9/28/2028 (e)		13,115,000	12,879,153
Republic of Nigeria 6.5% 11/28/2027 (e)		25,043,000	25,136,911
Republic of Nigeria 7.143% 2/23/2030 (e)		11,415,000	11,290,690
Republic of Nigeria 7.625% 11/21/2025 (e)		15,862,000	15,870,407
Republic of Nigeria 7.625% 11/28/2047 (e)		23,015,000	19,744,569
Republic of Nigeria 7.696% 2/23/2038 (e)		3,500,000	3,241,874
Republic of Nigeria 7.875% 2/16/2032 (e)		15,065,000	14,936,458
Republic of Nigeria 8.375% 3/24/2029 (e)		17,000,000	17,586,500
TOTAL NIGERIA			128,425,887
OMAN - 1.4%
Oman Sultanate 6% 8/1/2029 (e)		4,410,000	4,643,730
Oman Sultanate 6.25% 1/25/2031 (e)		14,685,000	15,824,115
Oman Sultanate 6.5% 3/8/2047 (e)		17,700,000	19,123,080
Oman Sultanate 6.75% 1/17/2048 (e)		27,440,000	30,164,781
Oman Sultanate 7% 1/25/2051 (e)		2,880,000	3,250,800
TOTAL OMAN			73,006,506
PAKISTAN - 1.2%
Islamic Republic of Pakistan 6% 4/8/2026 (e)		24,660,000	24,536,700
Islamic Republic of Pakistan 6.875% 12/5/2027 (e)		29,055,000	28,996,890
Islamic Republic of Pakistan 7.375% 4/8/2031 (e)		7,180,000	7,036,400
Islamic Republic of Pakistan 7.875% 3/31/2036 (e)		1,293,000	1,221,885
TOTAL PAKISTAN			61,791,875
PANAMA - 1.8%
Panamanian Republic 2.252% 9/29/2032		18,445,000	14,955,206
Panamanian Republic 3.16% 1/23/2030		13,515,000	12,582,465
Panamanian Republic 3.298% 1/19/2033		16,210,000	13,973,020
Panamanian Republic 3.87% 7/23/2060		21,270,000	13,782,960
Panamanian Republic 4.3% 4/29/2053		7,000,000	5,140,625
Panamanian Republic 4.5% 4/16/2050		10,770,000	8,124,753
Panamanian Republic 4.5% 5/15/2047		4,515,000	3,496,360
Panamanian Republic 6.4% 2/14/2035		9,790,000	10,147,335
Panamanian Republic 7.875% 3/1/2057		5,480,000	6,180,755
Panamanian Republic 8% 3/1/2038		5,795,000	6,607,985
TOTAL PANAMA			94,991,464
PARAGUAY - 0.8%
Republic of Paraguay 2.739% 1/29/2033 (e)		5,873,000	5,191,732
Republic of Paraguay 4.95% 4/28/2031 (e)		15,930,000	16,089,300
Republic of Paraguay 5.4% 3/30/2050 (e)		12,025,000	11,069,013
Republic of Paraguay 5.6% 3/13/2048 (e)		3,335,000	3,159,078
Republic of Paraguay 6% 2/9/2036 (e)		4,280,000	4,545,360
Republic of Paraguay 6.65% 3/4/2055 (e)		3,430,000	3,653,808
TOTAL PARAGUAY			43,708,291
PERU - 1.0%
Peruvian Republic 2.783% 1/23/2031		13,915,000	12,833,108
Peruvian Republic 3% 1/15/2034		21,165,000	18,360,638
Peruvian Republic 3.3% 3/11/2041		30,340,000	23,574,180
TOTAL PERU			54,767,926
PHILIPPINES - 0.9%
Philippine Republic 2.65% 12/10/2045		9,490,000	6,385,584
Philippine Republic 2.95% 5/5/2045		3,200,000	2,291,200
Philippine Republic 4.75% 3/5/2035		1,880,000	1,896,920
Philippine Republic 5% 7/17/2033		4,990,000	5,147,185
Philippine Republic 5.5% 1/17/2048		3,675,000	3,755,391
Philippine Republic 5.6% 5/14/2049		6,620,000	6,784,673
Philippine Republic 5.609% 4/13/2033		6,190,000	6,632,956
Philippine Republic 5.95% 10/13/2047		11,890,000	12,778,034
TOTAL PHILIPPINES			45,671,943
POLAND - 1.0%
Bank Gospodarstwa Krajowego 5.375% 5/22/2033 (e)		6,800,000	7,016,716
Bank Gospodarstwa Krajowego 6.25% 10/31/2028 (e)		3,985,000	4,222,665
Bank Gospodarstwa Krajowego 6.25% 7/9/2054 (e)		15,875,000	16,501,904
Republic of Poland 5.375% 2/12/2035		9,155,000	9,486,472
Republic of Poland 5.5% 3/18/2054		2,075,000	2,005,073
Republic of Poland 5.5% 4/4/2053		14,095,000	13,609,709
TOTAL POLAND			52,842,539
QATAR - 0.3%
State of Qatar 5.103% 4/23/2048 (e)		17,315,000	17,174,749
ROMANIA - 1.6%
Romanian Republic 3% 2/14/2031 (e)		21,864,000	19,413,227
Romanian Republic 3.625% 3/27/2032 (e)		6,989,000	6,220,210
Romanian Republic 4% 2/14/2051 (e)		17,480,000	11,643,778
Romanian Republic 5.75% 9/16/2030 (e)		7,670,000	7,813,813
Romanian Republic 6.85% 7/29/2030	RON	21,805,000	4,932,804
Romanian Republic 7.125% 1/17/2033 (e)		10,140,000	10,814,310
Romanian Republic 7.5% 2/10/2037 (e)		11,152,000	11,988,874
Romanian Republic 7.625% 1/17/2053 (e)		4,154,000	4,423,719
Romanian Republic 8% 4/29/2030	RON	21,060,000	4,975,117
TOTAL ROMANIA			82,225,852
RWANDA - 0.2%
Rwanda Republic 5.5% 8/9/2031 (e)		13,625,000	12,232,661
SAUDI ARABIA - 1.0%
Kingdom of Saudi Arabia 2.25% 2/2/2033 (e)		16,070,000	13,765,964
Kingdom of Saudi Arabia 3.45% 2/2/2061 (e)		9,925,000	6,488,468
Kingdom of Saudi Arabia 3.75% 1/21/2055 (e)		12,720,000	9,162,375
Kingdom of Saudi Arabia 4.5% 10/26/2046 (e)		17,219,000	14,937,483
Kingdom of Saudi Arabia 4.5% 4/22/2060 (e)		8,810,000	7,246,225
TOTAL SAUDI ARABIA			51,600,515
SENEGAL - 0.3%
Republic of Senegal 6.25% 5/23/2033 (e)		10,895,000	7,864,883
Republic of Senegal 6.75% 3/13/2048 (e)		13,475,000	8,359,890
TOTAL SENEGAL			16,224,773
SERBIA - 0.7%
Republic of Serbia 2.125% 12/1/2030 (e)		15,845,000	13,834,745
Republic of Serbia 6% 6/12/2034 (e)		7,170,000	7,467,555
Republic of Serbia 6.25% 5/26/2028 (e)		3,140,000	3,267,170
Republic of Serbia 6.5% 9/26/2033 (e)		12,130,000	13,140,429
TOTAL SERBIA			37,709,899
SOUTH AFRICA - 1.2%
South African Republic 5.65% 9/27/2047		22,135,000	17,763,338
South African Republic 5.75% 9/30/2049		32,720,000	26,207,411
South African Republic 7.1% 11/19/2036 (e)		9,520,000	9,929,360
South African Republic 7.3% 4/20/2052		7,475,000	7,177,868
TOTAL SOUTH AFRICA			61,077,977
SRI LANKA - 1.3%
Democratic Socialist Republic of Sri Lanka 3.1% 1/15/2030 (e)(f)		10,613,325	9,955,299
Democratic Socialist Republic of Sri Lanka 3.35% 3/15/2033 (e)(f)		23,451,187	20,121,118
Democratic Socialist Republic of Sri Lanka 3.6% 2/15/2038 (e)(f)		17,450,677	15,504,927
Democratic Socialist Republic of Sri Lanka 3.6% 5/15/2036 (e)(f)		8,721,673	7,705,598
Democratic Socialist Republic of Sri Lanka 3.6% 6/15/2035 (e)(f)		6,626,834	4,834,275
Democratic Socialist Republic of Sri Lanka 4% 4/15/2028 (e)		9,243,152	8,854,940
TOTAL SRI LANKA			66,976,157
TURKEY - 2.6%
Turkish Republic 26.2% 10/5/2033	TRY	121,135,000	2,686,604
Turkish Republic 32.6% 2/10/2027	TRY	204,395,000	4,712,015
Turkish Republic 4.875% 4/16/2043		23,220,000	17,240,850
Turkish Republic 5.125% 2/17/2028		5,545,000	5,534,603
Turkish Republic 5.75% 5/11/2047		10,410,000	8,255,130
Turkish Republic 6% 1/14/2041		21,698,000	18,938,286
Turkish Republic 6% 3/25/2027		8,850,000	8,989,388
Turkish Republic 6.5% 1/3/2035		17,175,000	16,837,340
Turkish Republic 6.625% 2/17/2045		530,000	474,947
Turkish Republic 6.95% 9/16/2035		5,380,000	5,415,631
Turkish Republic 7.25% 5/29/2032		4,255,000	4,429,455
Turkish Republic 7.625% 5/15/2034		10,220,000	10,829,725
Turkish Republic 9.125% 7/13/2030		8,800,000	9,948,400
Turkish Republic 9.375% 1/19/2033		2,725,000	3,155,904
Turkish Republic 9.375% 3/14/2029		16,665,000	18,575,559
TOTAL TURKEY			136,023,837
UKRAINE - 1.3%
Ukraine Government 0% 2/1/2030 (e)(f)		4,009,433	2,098,938
Ukraine Government 0% 2/1/2034 (e)(f)		14,982,632	6,180,336
Ukraine Government 0% 2/1/2035 (e)(f)		14,106,378	6,806,327
Ukraine Government 0% 2/1/2036 (e)(f)		10,551,148	5,080,378
Ukraine Government 0% 8/1/2041 (b)(e)		8,905,000	7,070,570
Ukraine Government 4.5% 2/1/2029 (e)(f)		19,719,669	13,409,375
Ukraine Government 4.5% 2/1/2034 (e)(f)		24,279,212	13,535,661
Ukraine Government 4.5% 2/1/2035 (e)(f)		15,258,656	8,369,373
Ukraine Government 4.5% 2/1/2036 (e)(f)		10,401,782	5,627,364
TOTAL UKRAINE			68,178,322
UNITED ARAB EMIRATES - 0.9%
Emirate of Abu Dhabi 3.125% 9/30/2049 (e)		38,863,000	28,116,798
Emirate of Abu Dhabi 5.5% 4/30/2054 (e)		7,330,000	7,647,938
Emirate of Dubai 3.9% 9/9/2050 (d)		17,255,000	13,054,443
TOTAL UNITED ARAB EMIRATES			48,819,179
URUGUAY - 0.6%
Uruguay Republic 5.1% 6/18/2050		27,510,000	26,065,725
Uruguay Republic 5.75% 10/28/2034		5,850,000	6,274,125
TOTAL URUGUAY			32,339,850
UZBEKISTAN - 0.3%
Republic of Uzbekistan 3.9% 10/19/2031 (e)		12,475,000	11,445,813
Republic of Uzbekistan 5.375% 2/20/2029 (e)		4,950,000	4,965,468
TOTAL UZBEKISTAN			16,411,281
VENEZUELA - 1.4%
Venezuela Republic 11.75% (d)(h)		65,000,000	15,437,500
Venezuela Republic 11.95% (d)(h)		65,250,000	15,333,750
Venezuela Republic 9.25% (d)(h)		70,265,000	15,739,360
Venezuela Republic 9.25% (h)		62,675,000	15,104,675
Venezuela Republic 9.375% (h)		37,005,000	9,898,838
TOTAL VENEZUELA			71,514,123
ZAMBIA - 0.4%
Republic of Zambia 0.5% 12/31/2053 (e)		18,504,128	12,511,011
Republic of Zambia 5.75% 6/30/2033 (e)(f)		7,161,218	6,834,809
TOTAL ZAMBIA			19,345,820
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,979,216,066)			2,934,638,675

Non-Convertible Corporate Bonds - 30.2%
		Principal Amount (a)	Value ($)
AZERBAIJAN - 0.6%
Energy - 0.6%
Energy Equipment & Services - 0.6%
Southern Gas Corridor CJSC 6.875% 3/24/2026 (e)		17,939,000	18,092,917
State Oil Co of the Azerbaijan Republic 6.95% 3/18/2030 (d)		12,240,000	13,074,033

TOTAL AZERBAIJAN			31,166,950
BAHRAIN - 0.6%
Energy - 0.6%
Energy Equipment & Services - 0.6%
Bapco Energies BSC Closed 7.5% 10/25/2027 (e)		24,018,000	24,860,551
Bapco Energies BSC Closed 8.375% 11/7/2028 (e)		4,370,000	4,713,526

TOTAL BAHRAIN			29,574,077
BRAZIL - 2.4%
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.1%
NBM US Holdings Inc 6.625% 8/6/2029 (e)		5,930,000	5,999,499
Food Products - 0.1%
Marb Bondco PLC 3.95% 1/29/2031 (e)		7,060,000	6,466,113
TOTAL CONSUMER STAPLES			12,465,612

Energy - 0.4%
Energy Equipment & Services - 0.2%
Yinson Boronia Production BV 8.947% 7/31/2042 (e)		8,442,279	9,391,762
Oil, Gas & Consumable Fuels - 0.2%
MC Brazil Downstream Trading SARL 7.25% 6/30/2031 (e)		13,783,476	11,812,439
TOTAL ENERGY			21,204,201

Financials - 0.2%
Financial Services - 0.2%
Cosan Luxembourg SA 7.25% 6/27/2031 (e)		9,590,000	9,953,461
Industrials - 0.1%
Marine Transportation - 0.1%
Yinson Bergenia Production BV 8.498% 1/31/2045 (e)		3,485,000	3,736,791
Passenger Airlines - 0.0%
Azul Secured Finance LLP 11.5% (h)		12,000,714	120,007
Azul Secured Finance LLP 11.93% (h)		11,015,024	3,362,887
			3,482,894
TOTAL INDUSTRIALS			7,219,685

Materials - 1.3%
Chemicals - 0.1%
Braskem Netherlands Finance BV 5.875% 1/31/2050 (e)		5,550,000	2,025,750
Braskem Netherlands Finance BV 7.25% 2/13/2033 (e)		9,625,000	3,753,750
Braskem Netherlands Finance BV 8% 10/15/2034 (e)		4,525,000	1,696,875
			7,476,375
Metals & Mining - 0.9%
CSN Resources SA 8.875% 12/5/2030 (e)		13,790,000	13,927,900
Samarco Mineracao SA 9% 6/30/2031 pay-in-kind (b)(e)		19,190,951	19,286,906
Usiminas International Sarl 7.5% 1/27/2032 (e)		6,775,000	6,961,524
			40,176,330
Paper & Forest Products - 0.3%
LD Celulose International GmbH 7.95% 1/26/2032 (e)		5,575,000	5,887,200
Suzano Netherlands BV 5.5% 1/15/2036		9,670,000	9,679,670
			15,566,870
TOTAL MATERIALS			63,219,575

Utilities - 0.2%
Water Utilities - 0.2%
Aegea Finance Sarl 9% 1/20/2031 (e)		10,770,000	11,384,429
TOTAL BRAZIL			125,446,963
CHILE - 2.2%
Communication Services - 0.3%
Wireless Telecommunication Services - 0.3%
VTR Comunicaciones SpA 5.125% 1/15/2028 (e)		16,142,000	15,651,283
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Empresa Nacional del Petroleo 5.95% 7/30/2034 (e)		4,165,000	4,364,129
Materials - 1.8%
Metals & Mining - 1.6%
Antofagasta PLC 2.375% 10/14/2030 (e)		12,195,000	11,006,719
Antofagasta PLC 5.625% 9/9/2035 (e)		5,200,000	5,308,420
Antofagasta PLC 5.625% 5/13/2032 (e)		6,195,000	6,411,825
Corp Nacional del Cobre de Chile 3.15% 1/14/2030 (e)		9,240,000	8,768,760
Corp Nacional del Cobre de Chile 3.15% 1/15/2051 (e)		8,130,000	5,237,102
Corp Nacional del Cobre de Chile 3.7% 1/30/2050 (e)		16,785,000	11,850,210
Corp Nacional del Cobre de Chile 4.5% 8/1/2047 (e)		6,855,000	5,559,405
Corp Nacional del Cobre de Chile 5.125% 2/2/2033 (e)		4,740,000	4,744,835
Corp Nacional del Cobre de Chile 5.95% 1/8/2034 (e)		4,795,000	5,019,166
Corp Nacional del Cobre de Chile 6.3% 9/8/2053 (e)		5,575,000	5,708,800
Corp Nacional del Cobre de Chile 6.33% 1/13/2035 (e)		3,925,000	4,180,789
Corp Nacional del Cobre de Chile 6.44% 1/26/2036 (e)		3,905,000	4,221,305
Corp Nacional del Cobre de Chile 6.78% 1/13/2055 (e)		6,340,000	6,786,336
			84,803,672
Paper & Forest Products - 0.2%
Celulosa Arauco y Constitucion SA 6.18% 5/5/2032 (e)		4,280,000	4,452,805
Inversiones CMPC SA 6.7% 12/9/2057 (b)(e)		3,410,000	3,490,067
			7,942,872
TOTAL MATERIALS			92,746,544

Utilities - 0.0%
Electric Utilities - 0.0%
Chile Electricity Lux Mpc II Sarl 5.58% 10/20/2035 (e)		3,709,631	3,802,372
TOTAL CHILE			116,564,328
CHINA - 0.4%
Consumer Discretionary - 0.4%
Broadline Retail - 0.3%
Prosus NV 3.832% 2/8/2051 (e)		7,355,000	4,969,222
Prosus NV 4.193% 1/19/2032 (e)		11,350,000	10,900,086
			15,869,308
Hotels, Restaurants & Leisure - 0.1%
Meituan 4.625% 10/2/2029 (e)		5,655,000	5,665,757
TOTAL CHINA			21,535,065
COLOMBIA - 1.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Colombia Telecomunicaciones SA ESP 4.95% 7/17/2030 (e)		4,315,000	3,972,647
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Ecopetrol SA 8.375% 1/19/2036		8,940,000	9,230,550
Ecopetrol SA 8.875% 1/13/2033		14,190,000	15,394,022
Geopark Ltd 5.5% 1/17/2027 (e)		2,885,000	2,726,325
Geopark Ltd 8.75% 1/31/2030 (e)		9,350,000	8,531,875
			35,882,772
Materials - 0.2%
Metals & Mining - 0.2%
Aris Mining Corp 8% 10/31/2029 (e)		11,645,000	12,107,074
Utilities - 0.4%
Independent Power and Renewable Electricity Producers - 0.4%
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 5.375% 12/30/2030 (e)		14,455,000	13,443,150
Termocandelaria Power SA 7.75% 9/17/2031 (e)		5,242,000	5,477,890
			18,921,040
TOTAL COLOMBIA			70,883,533
CONGO DEMOCRATIC REPUBLIC OF - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Ivanhoe Mines Ltd 7.875% 1/23/2030 (e)		7,650,000	7,901,035
COSTA RICA - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Liberty Costa Rica Senior Secured Finance 10.875% 1/15/2031 (e)		4,880,000	5,202,079
COTE D'IVOIRE - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Endeavour Mining PLC 7% 5/28/2030 (e)		8,755,000	9,023,166
CZECH REPUBLIC - 0.2%
Industrials - 0.2%
Aerospace & Defense - 0.2%
Czechoslovak Group AS 5.25% 1/10/2031 (e)	EUR	2,255,000	2,753,382
Czechoslovak Group AS 6.5% 1/10/2031 (e)		8,760,000	9,027,180

TOTAL CZECH REPUBLIC			11,780,562
GEORGIA - 0.3%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Silk Road Group Holding LLC 7.5% 9/15/2030 (e)		6,645,000	6,674,072
Industrials - 0.2%
Ground Transportation - 0.2%
Georgian Railway JSC 4% 6/17/2028 (e)		7,705,000	7,204,175
TOTAL GEORGIA			13,878,247
GHANA - 0.7%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Kosmos Energy Ltd 7.5% 3/1/2028 (e)		6,305,000	5,538,564
Kosmos Energy Ltd 8.75% 10/1/2031 (e)		23,695,000	18,225,602
Tullow Oil PLC 10.25% 5/15/2026 (e)		12,400,000	10,540,000

TOTAL GHANA			34,304,166
GUATEMALA - 0.7%
Communication Services - 0.4%
Wireless Telecommunication Services - 0.4%
CT Trust 5.125% 2/3/2032 (e)		9,920,000	9,489,075
Millicom International Cellular SA 4.5% 4/27/2031 (e)		9,095,000	8,569,400
Millicom International Cellular SA 7.375% 4/2/2032 (e)		5,070,000	5,286,743
			23,345,218
Utilities - 0.3%
Electric Utilities - 0.2%
Energuate Trust 2 0 6.35% 9/15/2035 (e)		7,285,000	7,339,216
Independent Power and Renewable Electricity Producers - 0.1%
Investment Energy Resources Ltd 6.25% 4/26/2029 (e)		6,260,000	6,211,485
TOTAL UTILITIES			13,550,701

TOTAL GUATEMALA			36,895,919
HUNGARY - 0.2%
Financials - 0.1%
Banks - 0.1%
Magyar Export-Import Bank Zrt 6.125% 12/4/2027 (e)		4,230,000	4,372,763
Utilities - 0.1%
Electric Utilities - 0.1%
MVM Energetika Zrt 6.5% 3/13/2031 (d)		4,210,000	4,462,600
MVM Energetika Zrt 7.5% 6/9/2028 (d)		1,070,000	1,131,653
			5,594,253
TOTAL HUNGARY			9,967,016
INDIA - 0.2%
Information Technology - 0.2%
IT Services - 0.2%
CA Magnum Holdings 5.375% 10/31/2026 (e)		8,295,000	8,254,562
INDONESIA - 1.0%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Medco Laurel Tree Pte Ltd 6.95% 11/12/2028 (e)		17,175,000	17,338,163
Materials - 0.7%
Metals & Mining - 0.7%
Freeport Indonesia PT 4.763% 4/14/2027 (e)		5,520,000	5,531,040
Freeport Indonesia PT 5.315% 4/14/2032 (e)		8,260,000	8,367,380
Freeport Indonesia PT 6.2% 4/14/2052 (e)		6,385,000	6,531,855
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT 5.45% 5/15/2030 (e)		15,185,000	15,655,735
			36,086,010
TOTAL INDONESIA			53,424,173
ISRAEL - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Leviathan Bond Ltd 6.5% 6/30/2027 (d)(e)		9,445,000	9,466,251
Leviathan Bond Ltd 6.75% 6/30/2030 (d)(e)		5,290,000	5,303,225

TOTAL ISRAEL			14,769,476
JAMAICA - 0.1%
Industrials - 0.1%
Transportation Infrastructure - 0.1%
Kingston Airport Revenue Finance Ltd 6.75% 12/15/2036 (e)		2,375,000	2,448,625
Montego Bay Airport Revenue Finance Ltd 6.6% 6/15/2035 (e)		3,485,000	3,563,413

TOTAL JAMAICA			6,012,038
KAZAKHSTAN - 0.4%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
KazMunayGas National Co JSC 3.5% 4/14/2033 (e)		11,795,000	10,622,931
KazMunayGas National Co JSC 5.75% 4/19/2047 (e)		5,940,000	5,535,011
Tengizchevroil Finance Co International Ltd 3.25% 8/15/2030 (e)		5,372,000	4,922,095

TOTAL KAZAKHSTAN			21,080,037
MALAYSIA - 0.9%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
GENM Capital Labuan Ltd 3.882% 4/19/2031 (e)		10,840,000	9,984,256
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Petronas Capital Ltd 3.404% 4/28/2061 (e)		14,910,000	10,268,368
Petronas Capital Ltd 3.5% 4/21/2030 (e)		10,240,000	9,959,526
Petronas Capital Ltd 4.8% 4/21/2060 (e)		3,500,000	3,178,000
			23,405,894
Industrials - 0.3%
Marine Transportation - 0.3%
MISC Capital Two Labuan Ltd 3.75% 4/6/2027 (e)		13,415,000	13,277,899
TOTAL MALAYSIA			46,668,049
MAURITIUS - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Axian Telecom Holding & Management PLC 7.25% 7/11/2030 (e)		5,705,000	5,840,494
MEXICO - 4.5%
Communication Services - 0.2%
Media - 0.2%
TV Azteca SAB de CV 8.25% (d)(h)		27,098,000	9,542,561
Consumer Staples - 0.2%
Food Products - 0.2%
Gruma SAB de CV 5.761% 12/9/2054 (e)		9,420,000	9,378,834
Energy - 3.2%
Oil, Gas & Consumable Fuels - 3.2%
Petroleos Mexicanos 6.5% 3/13/2027		9,810,000	9,925,268
Petroleos Mexicanos 6.5% 6/2/2041		11,163,000	9,727,995
Petroleos Mexicanos 6.625% 6/15/2035		62,164,000	59,311,916
Petroleos Mexicanos 6.7% 2/16/2032		14,394,000	14,268,053
Petroleos Mexicanos 6.95% 1/28/2060		29,115,000	24,003,862
Petroleos Mexicanos 7.69% 1/23/2050		52,575,000	47,814,334
			165,051,428
Financials - 0.2%
Capital Markets - 0.2%
Eagle Funding Luxco Sarl 5.5% 8/17/2030 (e)		10,510,000	10,672,905
Materials - 0.3%
Chemicals - 0.3%
Braskem Idesa SAPI 7.45% 11/15/2029 (e)		5,690,000	3,470,900
Orbia Advance Corp SAB de CV 6.8% 5/13/2030 (e)		12,800,000	13,308,864
			16,779,764
Utilities - 0.4%
Independent Power and Renewable Electricity Producers - 0.4%
Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure / Buffalo Energy 7.875% 2/15/2039 (e)		7,307,622	7,875,789
Saavi Energia Sarl 8.875% 2/10/2035 (e)		14,515,000	15,657,331
			23,533,120
TOTAL MEXICO			234,958,612
MOROCCO - 0.8%
Materials - 0.8%
Chemicals - 0.8%
OCP SA 3.75% 6/23/2031 (e)		10,060,000	9,443,825
OCP SA 5.125% 6/23/2051 (e)		4,000,000	3,328,520
OCP SA 6.1% 4/30/2030 (e)		7,860,000	8,233,350
OCP SA 6.875% 4/25/2044 (e)		5,295,000	5,528,192
OCP SA 7.5% 5/2/2054 (e)		11,660,000	12,938,985

TOTAL MOROCCO			39,472,872
NIGERIA - 0.4%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
IHS Holding Ltd 5.625% 11/29/2026 (e)		2,332,000	2,302,850
IHS Holding Ltd 7.875% 5/29/2030 (e)		9,330,000	9,639,103
			11,941,953
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
SEPLAT Energy PLC 9.125% 3/21/2030 (e)		5,385,000	5,526,356
Information Technology - 0.0%
Communications Equipment - 0.0%
IHS Netherlands Holdco BV 8% 9/18/2027 (e)		2,268,668	2,274,340
TOTAL NIGERIA			19,742,649
PANAMA - 0.7%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.2%
Sable International Finance Ltd 7.125% 10/15/2032 (e)		10,945,000	11,087,559
Media - 0.2%
Telecomunicaciones Digitales SA 4.5% 1/30/2030 (e)		12,710,000	12,133,602
Wireless Telecommunication Services - 0.2%
C&W Senior Finance Ltd 9% 1/15/2033 (e)		9,245,000	9,668,060
TOTAL COMMUNICATION SERVICES			32,889,221

Industrials - 0.1%
Air Freight & Logistics - 0.1%
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/2061 (e)		5,720,000	4,542,037
TOTAL PANAMA			37,431,258
PARAGUAY - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Celular del Paraguay SA 5.875% 4/15/2027 (e)		1,820,000	1,812,719
PERU - 0.5%
Consumer Staples - 0.1%
Food Products - 0.1%
Camposol SA 6% 2/3/2027 (e)		5,035,000	4,956,328
Materials - 0.2%
Metals & Mining - 0.2%
Cia de Minas Buenaventura SAA 6.8% 2/4/2032 (e)		7,175,000	7,414,645
Volcan Cia Minera SAA 8.75% 1/24/2030 (e)		5,060,000	5,248,738
			12,663,383
Utilities - 0.2%
Electric Utilities - 0.1%
Kallpa Generacion SA 5.5% 9/11/2035 (e)		5,075,000	5,120,168
Independent Power and Renewable Electricity Producers - 0.1%
Niagara Energy SAC 5.746% 10/3/2034 (e)		5,625,000	5,764,950
TOTAL UTILITIES			10,885,118

TOTAL PERU			28,504,829
POLAND - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
ORLEN SA 6% 1/30/2035 (e)		9,255,000	9,676,900
QATAR - 0.8%
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
QatarEnergy 2.25% 7/12/2031 (e)		14,440,000	12,968,275
QatarEnergy 3.125% 7/12/2041 (e)		11,965,000	9,200,247
QatarEnergy 3.3% 7/12/2051 (e)		31,000,000	21,866,626

TOTAL QATAR			44,035,148
SAUDI ARABIA - 3.1%
Energy - 2.3%
Oil, Gas & Consumable Fuels - 2.3%
EIG Pearl Holdings Sarl 3.545% 8/31/2036 (e)		26,031,948	24,018,377
Saudi Arabian Oil Co 2.25% 11/24/2030 (e)		18,280,000	16,532,066
Saudi Arabian Oil Co 3.25% 11/24/2050 (e)		20,230,000	13,826,396
Saudi Arabian Oil Co 3.5% 4/16/2029 (e)		23,676,000	23,113,695
Saudi Arabian Oil Co 4.25% 4/16/2039 (e)		22,055,000	19,994,732
Saudi Arabian Oil Co 4.375% 4/16/2049 (e)		19,984,000	16,787,359
Saudi Arabian Oil Co 5.875% 7/17/2064 (e)		2,505,000	2,461,789
Saudi Arabian Oil Co 6.375% 6/2/2055 (d)		4,815,000	5,137,605
			121,872,019
Industrials - 0.7%
Construction & Engineering - 0.7%
Greensaif Pipelines Bidco Sarl 5.8528% 2/23/2036 (e)		3,800,000	3,986,276
Greensaif Pipelines Bidco Sarl 6.1027% 8/23/2042 (e)		8,695,000	9,134,619
Greensaif Pipelines Bidco Sarl 6.129% 2/23/2038 (e)		7,665,000	8,209,215
Greensaif Pipelines Bidco Sarl 6.51% 2/23/2042 (e)		6,145,000	6,648,153
TMS Issuer Sarl 5.78% 8/23/2032 (e)		6,660,000	6,982,594
			34,960,857
Materials - 0.1%
Chemicals - 0.1%
Ma'aden Sukuk Ltd 5.25% 2/13/2030 (e)		6,605,000	6,819,794
TOTAL SAUDI ARABIA			163,652,670
SERBIA - 0.2%
Consumer Discretionary - 0.2%
Distributors - 0.2%
Telecommunications co Telekom Srbija AD Belgrade 7% 10/28/2029 (e)		9,330,000	9,463,556
SOUTH AFRICA - 1.3%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (e)		13,580,000	11,784,724
Industrials - 0.1%
Ground Transportation - 0.1%
Transnet/South Africa 8.25% 2/6/2028 (e)		7,305,000	7,700,346
Materials - 0.4%
Chemicals - 0.4%
Sasol Financing USA LLC 4.375% 9/18/2026		16,460,000	16,369,470
Sasol Financing USA LLC 8.75% 5/3/2029 (e)		5,105,000	5,295,677
			21,665,147
Utilities - 0.6%
Electric Utilities - 0.6%
Eskom Holdings 6.35% 8/10/2028 (e)		15,665,000	16,112,079
Eskom Holdings 8.45% 8/10/2028 (e)		10,415,000	11,147,279
			27,259,358
TOTAL SOUTH AFRICA			68,409,575
TURKEY - 0.3%
Financials - 0.3%
Banks - 0.3%
Turkiye Ihracat Kredi Bankasi AS 6.875% 7/3/2028 (e)		7,330,000	7,476,600
Turkiye Ihracat Kredi Bankasi AS 9% 1/28/2027 (e)		6,585,000	6,910,167

TOTAL TURKEY			14,386,767
UKRAINE - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
NAK Naftogaz Ukraine via Kondor Finance PLC loan participation 7.625% 11/8/2028 pay-in-kind (e)		8,237,135	6,445,559
UNITED ARAB EMIRATES - 2.3%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Adnoc Murban Rsc Ltd 5.125% 9/11/2054 (e)		12,360,000	11,711,100
Galaxy Pipeline Assets Bidco Ltd 2.16% 3/31/2034 (e)		7,407,918	6,734,168
Galaxy Pipeline Assets Bidco Ltd 2.625% 3/31/2036 (e)		19,645,000	17,263,044
			35,708,312
Financials - 0.8%
Financial Services - 0.8%
Abu Dhabi Developmental Holding Co PJSC 5.25% 10/2/2054 (e)		9,540,000	9,346,243
Abu Dhabi Developmental Holding Co PJSC 5.5% 5/8/2034 (e)		4,920,000	5,212,346
MDGH GMTN RSC Ltd 2.875% 11/7/2029 (e)		6,805,000	6,479,653
MDGH GMTN RSC Ltd 4.375% 11/22/2033 (e)		5,905,000	5,831,187
MDGH GMTN RSC Ltd 5.084% 5/22/2053 (e)		7,385,000	6,928,090
MDGH GMTN RSC Ltd Series 1, 5.5% 4/28/2033 (e)		5,925,000	6,309,533
			40,107,052
Real Estate - 0.5%
Real Estate Management & Development - 0.5%
Aldar Properties PJSC 6.6227% 4/15/2055 (b)(d)		11,535,000	12,082,913
Alpha Star Holding IX Ltd 7% 8/26/2028 (d)		8,955,000	9,174,398
Alpha Star Holding VIII Ltd 8.375% 4/12/2027 (d)		3,600,000	3,736,124
			24,993,435
Utilities - 0.3%
Multi-Utilities - 0.3%
Abu Dhabi National Energy Co PJSC 4% 10/3/2049 (e)		3,435,000	2,774,836
Abu Dhabi National Energy Co PJSC 4.375% 1/24/2029 (e)		6,105,000	6,149,719
Abu Dhabi National Energy Co PJSC 4.75% 3/9/2037 (e)		9,565,000	9,443,046
			18,367,601
TOTAL UNITED ARAB EMIRATES			119,176,400
UZBEKISTAN - 0.6%
Materials - 0.6%
Metals & Mining - 0.6%
Navoi Mining & Metallurgical Combinat 6.7% 10/17/2028 (e)		5,355,000	5,566,523
Navoi Mining & Metallurgical Combinat 6.75% 5/14/2030 (e)		13,985,000	14,684,250
Navoi Mining & Metallurgical Combinat 6.95% 10/17/2031 (e)		4,745,000	5,066,663
Navoiyuran State Enterprise 6.7% 7/2/2030 (e)		7,380,000	7,435,350

TOTAL UZBEKISTAN			32,752,786
VENEZUELA - 1.5%
Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Petroleos de Venezuela SA 5.375% (d)(h)		152,515,000	24,402,400
Petroleos de Venezuela SA 5.5% (d)(h)		184,250,000	29,461,575
Petroleos de Venezuela SA 8.5% (d)(h)		20,540,000	20,172,129
Petroleos de Venezuela SA 9.75% (e)(h)		37,000,000	6,641,500

TOTAL VENEZUELA			80,677,604
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $1,718,046,997)			1,590,771,839

Preferred Securities - 1.4%
	Principal Amount (a)	Value ($)
CHILE - 0.3%
Financials - 0.3%
Banks - 0.3%
Banco de Credito e Inversiones SA 7.5% (b)(e)(i)	5,950,000	6,273,153
Banco de Credito e Inversiones SA 8.75% (b)(e)(i)	6,350,000	6,955,407

TOTAL CHILE		13,228,560
MEXICO - 0.8%
Financials - 0.3%
Banks - 0.3%
Banco Mercantil del Norte SA/Grand Cayman 7.625% (b)(e)(i)	11,515,000	12,022,408
Banco Mercantil del Norte SA/Grand Cayman 8.375% (b)(e)(i)	4,015,000	4,272,194
		16,294,602
Materials - 0.5%
Construction Materials - 0.5%
Cemex SAB de CV 5.125% (b)(e)(i)	19,110,000	19,105,344
Cemex SAB de CV 7.2% (b)(e)(i)	8,950,000	9,322,112
		28,427,456
TOTAL MEXICO		44,722,058
RUSSIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Tinkoff Bank JSC Via TCS Finance Ltd loan participation 6% (b)(e)(h)(i)(j)	6,660,000	333,000
UNITED ARAB EMIRATES - 0.3%
Industrials - 0.3%
Marine Transportation - 0.3%
DP World Salaam 6% (b)(d)(i)	15,805,000	16,044,920
TOTAL PREFERRED SECURITIES (Cost $80,023,897)		74,328,538

U.S. Treasury Obligations - 2.5%
	Yield (%) (k)	Principal Amount (a)	Value ($)
US Treasury Bonds 2.875% 5/15/2052 (l)	3.12 to 5.02	42,697,000	30,468,312
US Treasury Bonds 3.625% 2/15/2053 (m)	3.96 to 5.06	5,628,000	4,652,993
US Treasury Notes 4.125% 3/31/2031	3.81	10,180,000	10,344,630
US Treasury Notes 4.125% 5/31/2032	3.94 to 4.20	51,183,000	51,834,288
US Treasury Notes 4.25% 5/15/2035	4.38 to 4.46	32,046,000	32,341,424
TOTAL U.S. TREASURY OBLIGATIONS (Cost $134,164,638)			129,641,647

Money Market Funds - 9.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (n)	4.21	437,519,203	437,606,707
Fidelity Securities Lending Cash Central Fund (n)(o)	4.19	47,795,765	47,800,545
TOTAL MONEY MARKET FUNDS (Cost $485,407,252)			485,407,252

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $5,451,484,746)	5,272,321,724
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(10,882,340)
NET ASSETS - 100.0%	5,261,439,384

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	1,722	12/19/2025	193,698,094	1,040,372	1,040,372

The notional amount of futures purchased as a percentage of Net Assets is 3.7%

Credit Default Swaps
Underlying Reference	Maturity Date	Clearinghouse / Counterparty(2)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(1)	Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
5Y CDX EMIG CDSI Series 44 Index	12/20/2030	ICE	(1%)	Quarterly	50,700,000	706	0	706

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.

(2)Swaps with Intercontinental Exchange (ICE) are centrally cleared swaps.

(3)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(4)		Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
7.45%	Monthly	28D TIIE(3)	Monthly	CME	8/8/2026	MXN	95,000,000	15,228	0	15,228

(1)Swaps with CME Group (CME) are centrally cleared swaps.

(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(3)Represents floating rate.

(4)Notional amount is stated in U.S. Dollars unless otherwise noted.

Currency Abbreviations
EGP	-	Egyptian Pound
EUR	-	European Monetary Unit (Euro)
HUF	-	Hungarian Forint
NGN	-	Nigerian Naira
RON	-	Romanian Leu
TRY	-	New Turkish Lira

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Security or a portion of the security is on loan at period end.
(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $253,559,528 or 4.8% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,104,349,190 or 59.0% of net assets.

(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)	Zero coupon bond which is issued at a discount.
(h)	Non-income producing - Security is in default.
(i)	Security is perpetual in nature with no stated maturity date.
(j)	Level 3 security.
(k)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(l)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $999,031.
(m)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,546,791.
(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(o)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	113,538,622	1,579,597,333	1,255,528,640	9,264,478	(608)	-	437,606,707	437,519,203	0.8%
Fidelity Securities Lending Cash Central Fund	-	312,752,241	264,951,696	87,176	-	-	47,800,545	47,795,765	0.2%
Total	113,538,622	1,892,349,574	1,520,480,336	9,351,654	(608)	-	485,407,252

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Foreign Government and Government Agency Obligations, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

Credit Risk
The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.